VictoryShares Free Cash Flow ETF Average Annual Total Returns	12 Months Ended	18 Months Ended		60 Months Ended	86 Months Ended	114 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	20.91%		14.28%	13.91%
Victory U.S. Large Cap Free Cash Flow Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.22%	23.21%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	14.73%		8.68%		8.96%
VictoryShares Free Cash Flow ETF
Prospectus [Line Items]
Average Annual Return, Percent	21.81%	24.07%	[1]
VictoryShares Free Cash Flow ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.18%	23.50%	[1]
VictoryShares Free Cash Flow ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.89%	18.36%	[1]

[1]	Inception date is June 22, 2023.